FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3



1.     Investment Company Act File Number:  811-08050
       Date of Notification:  December 20, 2002

2.     Exact name of investment company as specified in registration statement:
       THE ASIA TIGERS FUND, INC.

3.     Address of principal executive office:

       622 Third Avenue
       New York, NY 10017

4.     Check one of the following:

A.     [X]      The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.     [ ]      The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.     [ ]      The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



BY:           /S/ BRYAN MCKIGNEY
              ------------------------------

NAME:         Bryan McKigney

TITLE:        President and Secretary